Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

The following table provides a reconciliation of changes in the fair value of available for sale financial assets:

As at December 31,	2017	2016

Fair Value, Beginning of Year	35	42
Net Acquisition of Investments	3	-
Change in Fair Value (1)	(1)	(4)
Impairment Losses (2)	-	(3)
Fair Value, End of Year	37	35
(1)	Changes in fair value on available for sale financial assets are recorded in OCI.
(2)	Impairment losses on available for sale financial assets are reclassified from OCI to profit or loss.

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	2017			2016
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net

Crude Oil	63	1,031	(968)	21	307	(286)
Interest Rate	2	20	(18)	3	8	(5)
Total Fair Value	65	1,051	(986)	24	315	(291)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2017	2016

Level 2 – Prices Sourced From Observable Data or Market Corroboration	(986)	(291)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

As at December 31,	2017	2016

Fair Value of Contracts, Beginning of Year	(291)	271
Fair Value of Contracts Realized During the Year (1)	200	(211)
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(929)	(343)
Unamortized Premium on Put Options	16	-
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	18	(8)
Fair Value of Contracts, End of Year	(986)	(291)
(1)	Includes a realized loss of $33 million (2016 – $58 million gain) related to the Conventional segment which is included in discontinued operations.

Summary of Offsetting Risk Management Positions

The following table provides a summary of the Company’s offsetting risk management positions:

	2017			2016
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net

Recognized Risk Management Positions
Gross Amount	135	1,121	(986)	75	366	(291)
Amount Offset	(70)	(70)	-	(51)	(51)	-
Net Amount per Consolidated Financial Statements	65	1,051	(986)	24	315	(291)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease

WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
U.S. to Canadian Dollar Foreign Exchange Rate Volatility	± five percent	2	(27)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions

Earnings Impact of (Gains) Losses From Risk Management Positions

For the years ended December 31,	2017	2016	2015

Realized (Gain) Loss (1)	167	(153)	(447)
Unrealized (Gain) Loss (2)	729	554	195
(Gain) Loss on Risk Management From Continuing Operations	896	401	(252)
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management losses of $33 million in 2017 (2016 – $58 million gain; 2015 – $209 million gain) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.